Prior Year Restatement (Details) - Schedule of statement of financial position - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
As previously reported [Member]
Non-Current Assets
Property, plant and equipment	$ 427,266,913	$ 367,303,523	$ 263,228,588	$ 197,629,114
Total Non-current assets	444,689,818	392,261,775	284,893,352	197,629,114
Total current assets	12,534,711	40,105,593	21,014,653	429,269
Total Assets	457,224,529	432,367,368	305,908,005	198,058,383
Current Liabilities
Accounts payable, accruals and other payables	18,189,493	17,766,575	61,133,967	9,001,961
Lease liability (current portion)	8,976,452	2,591,557	2,154,878	2,112,624
Other payable	182,781,617	7,000,000	14,539,187	98,537,136
Total Current Liabilities	295,877,342	113,973,576	152,850,236	138,696,741
Non-Current Liabilities
Lease liability (non-current portion)	80,804,728	84,920,176	28,624,260	28,108,802
Total Non-Current Liabilities	82,855,751	265,848,739	102,799,151	28,115,069
Equity
Retained Earnings / (accumulated losses)	(94,992,885)	(120,347,655)	(122,521,475)	(17,832,475)
Total Equity	78,491,436	52,545,053	50,258,618	31,246,573
Total Liabilities and Equity	$ 457,224,529	432,367,368	305,908,005	198,058,383
As previously reported [Member] | Incorrect determination of functional currency [Member]
Non-Current Assets
Property, plant and equipment					$ 193,987,928	$ 168,024,215
Total Non-current assets					193,987,928	168,024,215
Total Assets					194,680,205	169,004,835
Current Liabilities
Term loans (current portion)					7,849,739
Accounts payable, accruals and other payables					4,995,806	6,103,266
Lease liability (current portion)					2,061,785	2,021,358
Total Current Liabilities					14,907,330	8,124,624
Non-Current Liabilities
Term loans (non-current portion)					86,314,012	77,497,507
Lease liability (non-current portion)					25,874,561	25,396,678
Total Non-Current Liabilities					112,188,573	102,894,185
Total Liabilities					127,095,903	111,018,809
Equity
Accumulated losses					(4,198,419)	(414,359)
Total Equity					67,584,302	57,986,026
Total Liabilities and Equity					194,680,205	169,004,835
Restatement adjustments [Member]
Non-Current Assets
Total Non-current assets		40,185
Trade receivables			(1,344,093)	(1,877,887)
Total current assets		(296,363)	(1,344,455)	(1,877,887)
Total Assets		(256,178)	(1,344,455)	(1,878,249)
Current Liabilities
Accounts payable, accruals and other payables		3,936,678	18,846	(1,837)
Lease liability (current portion)		(7,203,501)
Other payable		73,453,606	57,794,495	27,854,947
Total Current Liabilities		70,186,777	57,813,341	27,853,110
Non-Current Liabilities
Lease liability (non-current portion)		5,630,669
Total Non-Current Liabilities		5,630,669
Equity
Retained Earnings / (accumulated losses)		(73,440,087)	(58,454,794)	(29,050,717)
Total Equity		(76,073,624)	(59,157,797)	(29,731,360)
Total Liabilities and Equity		$ (256,178)	$ (1,344,455)	(1,878,249)
Restatement adjustments [Member] | Incorrect determination of functional currency [Member]
Non-Current Assets
Property, plant and equipment					1,450,943	1,709,059
Total Non-current assets					1,450,943	1,709,059
Total Assets					1,450,943	1,709,059
Current Liabilities
Term loans (current portion)					86,314,012	77,497,507
Accounts payable, accruals and other payables					(320,039)
Lease liability (current portion)					9,415	9,230
Total Current Liabilities					86,003,388	77,506,737
Non-Current Liabilities
Term loans (non-current portion)					(86,314,012)	(77,497,507)
Lease liability (non-current portion)					1,724,915	1,699,829
Total Non-Current Liabilities					(84,589,097)	(75,797,678)
Total Liabilities					1,414,291	1,709,059
Equity
Accumulated losses					36,652
Total Equity					36,652
Total Liabilities and Equity					1,450,943
Restated [Member] | Incorrect determination of functional currency [Member]
Non-Current Assets
Property, plant and equipment					195,438,871	169,733,274
Total Non-current assets					195,438,871	169,733,274
Total Assets					196,131,148	170,713,894
Current Liabilities
Term loans (current portion)					94,163,751	77,497,507
Accounts payable, accruals and other payables					4,675,767	6,103,266
Lease liability (current portion)					2,071,200	2,030,588
Total Current Liabilities					100,910,718	85,631,361
Non-Current Liabilities
Term loans (non-current portion)
Lease liability (non-current portion)					27,599,476	27,096,507
Total Non-Current Liabilities					27,599,476	27,096,507
Total Liabilities					128,510,194	112,727,868
Equity
Accumulated losses					(4,161,767)	(414,359)
Total Equity					67,620,954	57,986,026
Total Liabilities and Equity					196,131,148	$ 170,713,894
Other Payable [Member] | As previously reported [Member]
Non-Current Assets
Trade receivables				1,877,887
Total current assets				2,307,156	761,501
Total Assets				199,936,270	196,200,380
Current Liabilities
Other payable
Total Current Liabilities				110,841,794	100,979,299
Equity
Retained Earnings / (accumulated losses)				11,218,242	(4,161,767)
Statutory reserve				680,643
Total Equity				60,977,933	67,620,954
Total Liabilities and Equity				199,936,270	196,200,380
Other Payable [Member] | Restatement adjustments [Member]
Non-Current Assets
Trade receivables				(1,877,887)
Total current assets				(1,877,887)
Total Assets				(1,877,887)
Current Liabilities
Other payable				27,854,947
Total Current Liabilities				27,854,947
Equity
Retained Earnings / (accumulated losses)				(29,050,717)
Statutory reserve				(680,643)
Total Equity				(29,731,360)
Total Liabilities and Equity				(1,877,887)
Other Payable [Member] | Restated [Member]
Non-Current Assets
Trade receivables
Total current assets				429,269	761,501
Total Assets				198,058,383	196,200,380
Current Liabilities
Other payable				27,854,947
Total Current Liabilities				138,696,741	100,979,299
Equity
Retained Earnings / (accumulated losses)				(17,832,475)	(4,161,767)
Statutory reserve
Total Equity				31,246,573	67,620,954
Total Liabilities and Equity				$ 198,058,383	$ 196,200,380